ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands									1 Months Ended			12 Months Ended
	Jan. 09, 2020 USD ($) $ / shares shares	Jan. 09, 2020 CNY (¥) shares	Jun. 18, 2019 USD ($) shares	Jun. 18, 2019 CNY (¥) shares	May 17, 2019 USD ($) $ / shares shares	May 17, 2019 CNY (¥) shares	May 16, 2019 director	Apr. 26, 2019	Dec. 31, 2019 $ / shares shares	Nov. 30, 2019 shares	May 31, 2019	Dec. 31, 2020 Vote $ / shares shares	Dec. 31, 2019 $ / shares shares
ORDINARY SHARES
Share split ratio											500		500
IPO
ORDINARY SHARES
Total proceeds, net of underwriting discounts and commissions					$ 527,724	¥ 3,640,876
Overallotment option
ORDINARY SHARES
Total proceeds, net of underwriting discounts and commissions			$ 79,522	¥ 547,977
Conversion into Class B ordinary shares
ORDINARY SHARES
Conversion ratio					1	1
Conversion into Class A ordinary shares
ORDINARY SHARES
Conversion ratio					1	1				1
Ordinary shares
ORDINARY SHARES
Number of directors that shareholders had the rights to nominate and appoint | director							2
Ordinary shares | Conversion into Class B ordinary shares
ORDINARY SHARES
Number of shares converted					750,000	750,000
Angel shares
ORDINARY SHARES
Number of directors that shareholders had the rights to nominate and appoint | director							1
Angel shares | Conversion into Class B ordinary shares
ORDINARY SHARES
Number of shares converted					1,428,750	1,428,750
Series A convertible redeemable preferred shares | Conversion into Class B ordinary shares
ORDINARY SHARES
Number of shares converted					544,688	544,688
Series B convertible redeemable preferred shares | Conversion into Class B ordinary shares
ORDINARY SHARES
Number of shares converted					279,152	279,152
Series B-1 Preferred Shares | Conversion into Class B ordinary shares
ORDINARY SHARES
Number of shares converted					173,182	173,182
Series B-1 Preferred Shares | Conversion into Class A ordinary shares
ORDINARY SHARES
Number of shares converted					15,211	15,211
Series B-1 Preferred Shares | Conversion into Class A ordinary shares | IPO
ORDINARY SHARES
Conversion ratio								1
Class B ordinary shares
ORDINARY SHARES
Number of shares issued upon conversion					3,175,772	3,175,772
Number of shares after share split					1,587,886,000
Par value per share (in US dollars per share) | $ / shares					$ 0.000002				$ 0.000002			$ 0.000002	$ 0.000002
Share split ratio					500	500
Number of voting rights entitled | Vote												10
Class B ordinary shares | Conversion into Class A ordinary shares
ORDINARY SHARES
Number of shares issued upon conversion												1,132,908,520
Conversion ratio												1
Class A ordinary shares
ORDINARY SHARES
Number of shares issued upon conversion					15,211	15,211				310,198,928
Number of shares after share split					7,605,500
Par value per share (in US dollars per share) | $ / shares					$ 0.000002				$ 0.000002			$ 0.000002	$ 0.000002
Share split ratio					500	500
Aggregate shares issued									19,753,888			82,800,000	327,129,412
Number of voting rights entitled | Vote												1
Class A ordinary shares | IPO
ORDINARY SHARES
Aggregate shares issued					264,000,000	264,000,000
Class A ordinary shares | Follow on offering
ORDINARY SHARES
Aggregate shares issued	82,800,000	82,800,000
Class A ordinary shares | Private placement
ORDINARY SHARES
Aggregate shares issued					23,529,412	23,529,412
Total proceeds, net of issuance costs					$ 50,000	¥ 344,950
Issue price per share (in US dollars per share) | $ / shares					$ 2.125
Class A ordinary shares | Overallotment option
ORDINARY SHARES
Aggregate shares issued			39,600,000	39,600,000
ADSs
ORDINARY SHARES
Total proceeds, net of underwriting discounts and commissions	$ 419,485	¥ 2,888,517
Issue price per share (in US dollars per share) | $ / shares	$ 42.00
ADSs | IPO
ORDINARY SHARES
Aggregate shares issued					33,000,000	33,000,000
ADSs | Follow on offering
ORDINARY SHARES
Aggregate shares issued	10,350,000	10,350,000
ADSs | Overallotment option
ORDINARY SHARES
Aggregate shares issued	4,950,000	4,950,000	4,950,000	4,950,000